Share-based Compensation - Schedule of deferred share units activity (Details) - Deferred Share Units ("DSUs") share-based compensation	12 Months Ended
	Jul. 31, 2022 Share $ / shares	Jul. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance | Share	0	0
Opening balance, value of units | $ / shares	$ 0	$ 0
Granted | Share	4,088,386	0
Granted, value of units | $ / shares	$ 0.72	$ 0
Closing balance | Share	4,088,386	0
Closing balance, Value of units | $ / shares	$ 240	$ 0